Schedule of inventories (Details) - AUD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Inventories
Raw materials and consumables	$ 3,435,553	$ 5,678,351	$ 961,223
Finished Goods	481,031	466,787	8,440
Consumables	264,319	57,022	50,806
Total inventories	$ 4,180,903	$ 6,202,160	$ 1,020,469